SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disclosure of Foreign Exchange Rates (Details)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
U.S. Dollars
Disclosure of foreign exchange rates [line items]
Average rates	1.2052	1.1018
Closing rates	1.1884		1.2271
Swiss Francs
Disclosure of foreign exchange rates [line items]
Average rates	1.0945	1.0641
Closing rates	1.0980		1.0802
Czech Koruna
Disclosure of foreign exchange rates [line items]
Average rates	25.8508	26.2970
Closing rates	25.4880		26.2420